ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of subsidiaries of the Company
	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
China Liberal	February 25, 2019	Cayman Islands	Parent	Investment holding

Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding

Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding

China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education services provider

China Liberal Fujian	April 19, 2021	Fuzhou, PRC	100%	Education services provider